Fees Summary	Jun. 23, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 597,690,000.00
Previously Paid Amount	0.00
Total Fee Amount	82,540.99
Total Offset Amount	0.00
Net Fee	$ 82,540.99
Narrative - Max Aggregate Offering Amount | shares	597,690,000
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true